LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2016
Land Use Rights [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Land use rights, net consist of the following:
	September 30,
	2015	2016
	RMB	RMB
Land use rights	38,576	38,575
Accumulated amortization	(6,854)	(7,835)

Land use rights, net	31,722	30,740